Bank Loans and Notes Payables - Summary of Liabilities Arising from Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 139,248	$ 91,864
Cash Flows	(4,531)	21,171
Non-cash flows, Acquisition		386
Non-cash flows, Foreign Exchange movement	5,144	15,740
Non-cash flows, Others	(8,513)	10,086
Ending balance	131,348	139,248
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,497	7,357
Cash Flows	(949)	(2,597)
Non-cash flows, Acquisition		377
Non-cash flows, Foreign Exchange movement	190	(50)
Non-cash flows, Others	(69)	9,410
Ending balance	13,669	14,497
Notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	123,859	83,945
Cash Flows	(3,574)	24,234
Non-cash flows, Foreign Exchange movement	4,954	15,790
Non-cash flows, Others	(7,688)	(110)
Ending balance	117,551	123,859
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	892	562
Cash Flows	(8)	(466)
Non-cash flows, Acquisition		9
Non-cash flows, Others	(756)	786
Ending balance	$ 128	$ 892